Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the plan	Description of the Plan
The following brief description of the provisions of the Kearny Bank Employees’ Savings Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan Agreement for more complete information.

The Plan’s assets were held by the trustee, Empower Trust Company, LLC, for the years ended December 31, 2025 and 2024.

Participation:
The Plan is a voluntary defined contribution plan which covers all eligible employees who have elected to participate. All employees are eligible to participate in the Plan after performance of 250 hours of service in a consecutive three-month period and attainment of the age of 21. The participant becomes eligible the first day following the eligibility month. New Plan participants who have not made a prior election waiving their right to participation or adjusting their deferral percentage are automatically enrolled in the Plan upon their date of eligibility at a deferral rate of 6%. Contributions are allocated into a default fund unless otherwise elected by the participant. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Contributions:
Kearny Bank (“Employer Company”) has voluntarily agreed to make a matching contribution based upon the following matching schedule: 100% match on the first 1% participant deferral plus 50% on the next 5% participant deferral, for a maximum Employer Company match of 3.5%. A participant may also elect to contribute voluntarily up to 75% of his or her salary, subject to applicable limits established in the Internal Revenue Code (“Code”), which will not be matched by the Employer Company beyond the extent noted above. Compensation is defined as wages, tips and other compensation on Form W-2, excluding reimbursements or other expenses, allowances, fringe benefits (cash or non-cash), moving expenses, deferred compensation and welfare benefits.
A participant may make “catch-up” contributions, up to the maximum amount allowed by the Code, if the maximum annual amount of regular contributions is made and the participant is age 50 or older. For the years ended December 31, 2025 and 2024, the maximum allowable catch-up contribution for participants 50 or older was $7,500.

Pursuant to the SECURE 2.0 Act of 2022, participants who attain ages 60 through 63 during the taxable year are eligible for an increased catch-up contribution limit. For the year ended December 31, 2025, the maximum allowable catch-up contribution for such participants is $11,250.

If a participant is eligible for a distribution from an account and is a current employee, the participant may elect to roll over all or a portion of the distribution to a designated Roth contribution account in the Plan (referred to as an In-Plan Roth Rollover). The participant may only roll over the distribution directly.
Participant Accounts:
Each participant’s account is credited with the participant’s and Employer Company’s contributions, an allocation of the Plan’s earnings (including appreciation or depreciation of Plan assets) and charges for administrative expenses paid by the Plan. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account. Loan and disbursement processing fees are charged to the respective participant accounts. Other administrative expenses are allocated based on transactions made.
Vesting:
Participants are 100% vested immediately in both the participant and Employer Company contributions, including rollover contributions, and actual earnings thereon.
Retirement:
Upon termination of employment, a participant may leave his or her account with the Plan and generally defer commencement of receipt of his or her vested balance until April 1 of the calendar year following the calendar year in which he or she attains age 73, except to the extent that the vested account balance as of the date of termination is less than $1,000, in which case the participant’s interest in the Plan will be cashed out. In addition, the Plan allows for hardship distributions if certain criteria are met. Terminated participants may continue to change investment instructions with respect to their remaining account balance. Participants may also receive distributions in the form of lump-sums and/or annuities. Normal retirement age is 65.
Disability:
If a participant is disabled in accordance with the definition of disability under the Plan, he or she will be entitled to the same withdrawal rights as if terminating employment.
Pre-Retirement Death:
Upon death, the value of a participant’s account will be payable to his or her beneficiary. This payment will be made pursuant to the election of the participant or the designated beneficiary.
Notes Receivable from Participants:
In accordance with the Plan, the minimum amount a participant can borrow is $1,000. The maximum amount a participant can borrow is the lesser of (i) $50,000 or (ii) one-half (1/2) of the vested balance of the participant’s account. Interest rates charged on participant loans range between 4.25% and 10.50% as of December 31, 2025, which are commensurate with the Prime Rate plus 1%, fixed for the term of the loan. Principal and interest are paid ratably through payroll deductions. Loan terms range from one to five years for a general purpose loan and five to fifteen years for a principal residence loan. The Plan limits the number of participant loans outstanding to an individual participant at a given time to two loans.